Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivatives [Abstract]
Hedging Derivates [text block table]
Dec 31, 2020
in € m.	Notional
Fair value hedge
CHF LIBOR	493
GBP LIBOR	2,073
JPY LIBOR	1,383
USD LIBOR	20,877

Value of Derivatives held as Fair Value Hedges [text block table]

Derivatives held as fair value hedges

	Dec 31, 2020			2020	Dec 31, 2019			2019
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as fair value hedges	5,845	1,362	87,937	882	5,385	878	118,125	811

	2020	2019
in € m.	Hedge ineffectiveness	Hedge ineffectiveness
Result of fair value hedges	(175)	(343)

Fair Value Hedges [text block table]

Financial instruments designated as fair value hedges

	Dec 31, 2020						2020
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	25,568	0	100	0	2	0	12
Bonds at amortized cost	831	0	22	0	4	0	63
Long-term debt	0	57,883	0	4,196	0	629	(1,132)
Deposits	0	0	0	0	0	0	0
Loans at amortized cost	0	0	0	0	0	0	0

	Dec 31, 2019						2019
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	11,496	0	327	0	58	0	481
Loans at amortized cost	3,185	0	82	0	(1)	0	100
Long-term debt	0	80,078	0	3,822	0	417	(1,734)
Deposits	0	0	0	0	0	0	0

Value of Derivatives held as Cash Flow Hedges [text block table]

Derivatives held as cash flow hedges

	Dec 31, 2020			2020	Dec 31, 2019			2019
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as cash flow hedges	79	0	6,171	(14)	25	0	2,714	(2)

Cash Flow Hedge Balances [text block table]

Cash flow hedge balances

in € m.	Dec 31, 2020	Dec 31, 2019	Dec 31, 2018
Reported in Equity[1]	11	21	25
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	(14)	(2)	(3)
Gains (losses) removed from equity for the year ended	4	(2)	0
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	(7)	0	0
Ineffectiveness recorded within P&L	(12)	0	0

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges [text block table]

Derivatives held as net investment hedges

	Dec 31, 2020			2020	Dec 31, 2019			2019
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as net investment hedges	1,617	408	40,277	1,933	556	957	43,546	(413)

	2020		2019
in € m.	Fair value changes recognised in Equity[1]	Hedge ineffectiveness	Fair value changes recognised in Equity[1]	Hedge ineffectiveness
Result of net investment hedges	(1,415)	(186)	795	(386)

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Profile of NIH hedging instruments [text block table]

Profile of derivatives held as net investment hedges

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2020
Nominal amount Foreign exchange forwards	40,217	60	0	0
Nominal amount Foreign exchange swaps	0	0	0	0
Total	40,217	60	0	0
As of December 31, 2019
Nominal amount Foreign exchange forwards	32,702	78	0	0
Nominal amount Foreign exchange swaps	3,337	3,820	579	3,030
Total	36,039	3,898	579	3,030